ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at December 31 was as follows:

	2025	2024	2023
Trade payables	$1,236,210	$5,269,426	$1,370,658
Payroll related liabilities	247,968	368,289	563,588
Accrued liabilities	155,365	332,822	367,211

	$1,639,543	$5,970,537	$2,301,457